      As filed with the Securities and Exchange Commission on April 2, 2001

                                       Securities Act Registration No. 333-45509
                                Investment Company Act Registration No. 811-8535



================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      |X|

                         Pre-Effective Amendment No. ___              |_|

                         Post-Effective Amendment No. 3               |X|

                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |X|

                               Amendment No. 8                        |X|


                           LIGHT REVOLUTION FUND, INC.
               (Exact Name of Registrant as Specified in Charter)



               704 COURT A
           TACOMA, WASHINGTON                                           98402
(Address of Principal Executive Offices)                             (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (888) 463-3957

                                  HENRY HEWITT
                         LIGHT INDEX INVESTMENT COMPANY
                                   704 COURT A
                            TACOMA, WASHINGTON 98402
                     (Name and Address of Agent for Service)

                                   Copies to:

                                SCOTT A. MOEHRKE
                                KIRKLAND & ELLIS
                             200 EAST RANDOLPH DRIVE
                             CHICAGO, ILLINOIS 60601


It is proposed that this filing will become effective (check appropriate box):
         |X|      immediately upon filing pursuant to paragraph (b)

         |_|      on (date) pursuant to paragraph (b)

         |_|      60 days after filing pursuant to paragraph (a)(1)

         |_|      on (date) pursuant to paragraph (a)(1)

         |_|      75 days after filing pursuant to paragraph (a)(2)

         |_|      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                 INCORPORATION BY REFERENCE AND EXPLANATORY NOTE

         The Prospectus of Light Revolution Fund is incorporated into Part A of this Post-Effective Amendment No. 3 by reference to Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission ("SEC") on February 28, 2001 ("Post-Effective Amendment No. 2").

         The Statement of Additional Information of Light Revolution Fund, Inc. is incorporated into Part B of this Post-Effective Amendment No. 3 by reference to Registrant's Post-Effective Amendment No. 2.

         This Post-Effective Amendment to Form N-1A is being filed to include and supercede certain revised performance information contained in the Prospectus of Light Revolution Fund, Inc. filed as part of Post-Effective Amendment No. 2.

         Supplement dated April 2, 2001.

         THE INFORMATION IN THIS SUPPLEMENT FOR LIGHT REVOLUTION FUND, INC. AMENDS THE INFORMATION CONTAINED IN THE LIGHT REVOLUTION FUND PROSPECTUS, DATED FEBRUARY 28, 2001. THIS SUPPLEMENT SHOULD BE READ WITH THE PROSPECTUS.

         The following replaces the section entitled "Performance Information" on pages 7 and 8 of the Prospectus:


                             PERFORMANCE INFORMATION

         The performance information that follows gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Please remember that the Fund's past performance does not reflect how the Fund may perform in the future.



                       2000 CALENDAR YEAR TOTAL RETURNS(*)


                                  [BAR CHART]

                             2000                 (22.91%)

            BEST AND WORST QUARTERLY RETURNS IN CALENDAR YEAR 2000(*)

               BEST                                             WORST

               16.53%                                           (25.44)%
        (1st quarter, 2000)                               (4th quarter, 2000)



----------
(*) The total return numbers presented do not reflect a sales charge. If these amounts were reflected, returns would be less than shown.

                          TOTAL RETURNS AS OF 12/31/00

                                                       1 YEAR         SINCE INCEPTION(2)

             Fund(1)                                   (26.57)%             9.71%
             NASDAQ-100 Index(3)                       (36.20)%            (0.64)%
             Lipper Science & Technology Index (4)     (30.27)%            17.13%
             S&P 500 Index(5)                           (9.10)%            (2.10)%



(1)  The total return numbers presented reflect a deduction of the sales charge.

(2)  June 29, 1999.

(3) The Nasdaq-100 Index is a market capitalization-weighted index that reflects Nasdaq's largest companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

(4) The Lipper Science & Technology Index is composed of 10 mutual funds. Each mutual fund making up the Index invests at least 65% of its equity portfolio in science and technology stocks.

(5) The S&P 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

                                     PART C

                                OTHER INFORMATION

Item 23.          Exhibits

    (a)           Registrant's Amended and Restated Articles of Incorporation(1)

    (b)           Registrant's Amended and Restated By-Laws(1)

    (c)           None

    (d.1) Investment Advisory Agreement between Light Revolution Fund, Inc. and Light Index Investment Company(2)

    (e) Distribution Agreement between Light Revolution Fund, Inc. and Quasar Distributors, LLC(3)

    (f)           None

    (g) Custodian Servicing Agreement between Light Revolution Fund, Inc. and Firstar Bank Milwaukee, N.A.(2)

    (h.1)         Transfer Agency Agreement between Light Revolution Fund, Inc.
                  and Firstar Mutual Fund Services, LLC(2)

    (h.2) Fund Administration Servicing Agreement between Light Revolution Fund, Inc. and Firstar Mutual Fund Services, LLC(2)

    (h.3) Fulfillment Servicing Agreement between Light Revolution Fund, Inc. and Firstar Mutual Fund Services, LLC(2)

    (h.4) Fund Accounting Servicing Agreement between Light Revolution Fund, Inc. and Firstar Mutual Fund Services, LLC(2)

    (h.5) Expense Cap/Reimbursement Agreement between Light Revolution Fund, Inc. and Light Index Investment Company(3)

    (i)           Opinion and Consent of legal counsel(1)

    (j)           Consent of PricewaterhouseCoopers LLP(3)

    (k)           None

    (l.1)         Initial Subscription Agreement between the Fund and John C.
                  Harrington(1)

    (1.2)         Initial Subscription Agreement between the Fund and Sylvia B.
                  Harris(1)

    (1.3) Initial Subscription Agreement between the Fund and Light Index Investment Company(1)

    (1.4)         Initial Subscription Agreement between the Fund and Gene Roy
                  Little(1)

    (1.5) Initial Subscription Agreement between the Fund and Stetson Maine & Co. LLC(1)

    (m)           Light Revolution Fund, Inc. Distribution and Shareholder
                  Servicing Plan(3)

    (n)           None

    (o)           Reserved

    (p)           Code of Ethics(3)
-------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed May 14, 1999.

(2) Incorporated by reference to the Registrant's Post-Effective Amendment No. 1 as filed with the Commission on February 16, 2000.

(3) Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 as filed with the Commission on February 28, 2001.


Item 24. Persons Controlled by or under Common Control with Registrant

         The Registrant neither controls any person nor is under common control with any other person.


Item 25. Indemnification

         Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, the Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or canceled:

                                   ARTICLE VII

                               GENERAL PROVISIONS

                                     * * *
Section 6.1.      Indemnification

         The Corporation shall indemnify (a) its directors and officers, whether serving the Corporation or, at its request, any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the 1940 Act, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

Item 26. Business and Other Connections of the Investment Adviser

         In addition to serving as investment adviser to private accounts and publishing the Light Index and a related newsletter, the Light Revolution Herald, the Adviser serves as the managing member of the Light Index Year 2000 Investment Fund, L.L.C. The Adviser is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. John C. Harrington, the Vice President of the Adviser, has been the President of Harrington Investments Inc. since February, 1986 and the Secretary and Treasurer of Waterhealth International, Inc. since August, 1996. Information regarding Henry Hewitt is hereby incorporated by reference from the information contained under the heading "Directors and Officers" in the SAI.

Item 27. Principal Underwriters

         (a) Quasar Distributors, LLC ("Quasar"), the Registrant's principal underwriter, acts as principal underwriter for the following investment companies as of January 1, 2001: Cullen Funds Trust, Firstar Funds, Inc., Country Trust Funds, Hennessy, The Arbitrage Funds, Kit Cole Investment Trust, Brandywine Blue Fund, Inc., Everest Funds, Jefferson Group Trust, IPS Funds, Glen Rauch Funds, The Jensen Portfolio, Inc., and AssetMark Funds.

         (b) The principal business address of Quasar is 615 East Michigan Street, Suite 200, Milwaukee, Wisconsin 53202. The following information relates to each director and officer of Quasar:

                                                         Positions
                                                        and Offices                  Positions and Offices
                       Name                           With Underwriter                  With Registrant
                       ----                           ----------------                  ---------------
          James Robert Schoenike           President                                          None
          Donna Jean Berth                 Treasurer                                          None
          James John Barresi               Secretary                                          None
          Joe Redwine                      Board Member                                       None
          Bob Kern                         Board Member                                       None
          Paul Rock                        Board Member                                       None
          Jennie Carlson                   Board Member                                       None


         (c) As compensation for its services under the distribution agreement, the Distributor receives an annual fee equal to the lesser of (i) $10,000 or (ii) 0.01% of the aggregate average net assets of the Fund.

Item 28. Location of Accounts and Records

         All accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are in the possession of Light Index Investment Company, the Registrant's investment adviser, at the Registrant's corporate offices, except records held and maintained by Firstar Mutual Fund Services, LLC, the Registrant's administrator, fund accountant, and dividend-disbursing and transfer agent and Firstar Bank, N.A., the Registrant's custodian, both of which are located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and Quasar, the Registrant's distributor, which is located at 615 East Michigan Street, Suite 200, Milwaukee, Wisconsin 53202.

Item 29. Management Services

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tacoma and State of Washington on the 2nd day of April, 2001.

                                LIGHT REVOLUTION FUND, INC. (Registrant)


                                By:   /s/Henry Hewitt
                                      ------------------------------------
                                      Henry Hewitt, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

             Name                         Title                              Date
             ----                         -----                              ----
/s/Henry Hewitt                        President and a Director         April 2, 2001
-------------------------------
Henry Hewitt


*                                      Director                         April 2, 2001
-------------------------------
Brian Hatch


*                                      Director                         April 2, 2001
-------------------------------
John Hewitt, Jr.


*                                      Director                         April 2, 2001
-------------------------------
Tamsin Taylor


*                                      Director                         April 2, 2001
-------------------------------
Robert Burnett


* By: /s/Henry Hewitt
      -------------------------
         Henry Hewitt pursuant to powers of attorney granted on the signature page of Post-Effective No. 2 to the Registration Statement filed with the SEC on
February 28, 2001.

                                  EXHIBIT INDEX

Exhibit No.       Exhibit
-----------       -------

    (a)           Registrant's Amended and Restated Articles of Incorporation(1)

    (b)           Registrant's Amended and Restated By-Laws(1)

    (c)           None

    (d.1) Investment Advisory Agreement between Light Revolution Fund, Inc. and Light Index Investment Company(2)

    (e) Distribution Agreement between Light Revolution Fund, Inc. and Quasar Distributors, LLC(3)

    (f)           None

    (g) Custodian Servicing Agreement between Light Revolution Fund, Inc. and Firstar Bank Milwaukee, N.A.(2)

    (h.1)         Transfer Agency Agreement between Light Revolution Fund, Inc.
                  and Firstar Mutual Fund Services, LLC(2)

    (h.2) Fund Administration Servicing Agreement between Light Revolution Fund, Inc. and Firstar Mutual Fund Services, LLC(2)

    (h.3) Fulfillment Servicing Agreement between Light Revolution Fund, Inc. and Firstar Mutual Fund Services, LLC(2)

    (h.4) Fund Accounting Servicing Agreement between Light Revolution Fund, Inc. and Firstar Mutual Fund Services, LLC(2)

    (h.5) Expense Cap/Reimbursement Agreement between Light Revolution Fund, Inc. and Light Index Investment Company(3)

    (i)           Opinion and Consent of legal counsel(1)

    (j)           Consent of PricewaterhouseCoopers LLP(3)

    (k)           None

    (l.1)         Initial Subscription Agreement between the Fund and John C.
                  Harrington(1)

    (1.6)         Initial Subscription Agreement between the Fund and Sylvia B.
                  Harris(1)

    (1.7) Initial Subscription Agreement between the Fund and Light Index Investment Company(1)

    (1.8)         Initial Subscription Agreement between the Fund and Gene Roy
                  Little(1)

    (1.9) Initial Subscription Agreement between the Fund and Stetson Maine & Co. LLC(1)

    (m)           Light Revolution Fund, Inc. Distribution and Shareholder
                  Servicing Plan(3)

    (n)           None

    (o)           Reserved

    (p)           Code of Ethics(3)

-------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed May 14, 1999.

(2) Incorporated by reference to the Registrant's Post-Effective Amendment No. 1 as filed with the Commission on February 16, 2000.

(3) Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 as filed with the Commission on February 28, 2001.